Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Netherlands	$ 2,570	$ 1,679	$ 537
Foreign	(195)	57	(1,140)
Income (loss) before income taxes	$ 2,375	$ 1,736	$ (603)